Vessels	12 Months Ended
Dec. 31, 2016
Vessels [Abstract]
Vessels
7.      Vessels:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$473,388	$(92,196)	$381,192
- Vessels acquired and delivered	7,294	-	7,294
- Vessels sold	(336)	157	(179)
- Depreciation for the year	-	(17,289)	(17,289)
Balance, December 31, 2015	480,346	(109,328)	371,018
- Vessels acquired and delivered	8,667	-	8,667
- Vessels sold	(31,612)	18,377	(13,235)
- Depreciation for the year	-	(16,475)	(16,475)
Balance, December 31, 2016	$457,401	$(107,426)	$349,975

On September 9, 2016, the Company completed the sale and delivered the double hull bunkering tanker, Aegean Princess, to a related party purchaser for a price of $800, net of commission. The loss on the disposal of $3,922 was calculated as the net sales price less the carrying value of the asset group, comprising the net book value of the vessel and the unamortized dry-docking costs, of $4,722. This loss is included under the loss on sale of vessels, net in the consolidated statements of income.

On July 18, 2016, the Company completed the sale and delivered the non-self-propelled bunkering barge, PT25, to an unaffiliated third-party purchaser, for a price of $169 (CAD 220,000). The gain on disposal of $47 was calculated as the net sales price less the carrying value of the vessel of $116 and is included in the loss on sale of vessels, net in the consolidated statements of income.

On June 24, 2016, the Company completed the sale and delivered the double hull bunkering tanker, Sara, to an unaffiliated third-party purchaser for a price of $2,303, net of commission. The loss on the disposal of $801 was calculated as the net sales price less the carrying value of the asset group, comprising the net book value of the vessel and the unamortized dry-docking costs, of $3,104. This loss is included under the loss on sale of vessels, net in the consolidated statements of income.

On June 7, 2016, the Company completed the sale and delivered Supporter 2, a bunkering barge previously employed in Ghana, to an unaffiliated third-party purchaser for a price of $110, net of commission. The loss on the disposal of $15 was calculated as the net sales price less the carrying value of the vessel of $125. This loss is included under the loss on sale of vessels, net in the consolidated statements of income.

On May 11, 2016, the Company completed the sale and delivered the double hull bunkering tanker, Aegean Champion, to an unaffiliated third-party purchaser for a price of $5,529, net of commission. The loss on the disposal of $1,621 was calculated as the net sales price less the carrying value of the asset group, comprising the net book value of the vessel and the unamortized dry-docking costs, of $7,150. This loss is included under the loss on sale of vessels, net in the consolidated statements of income.

On March 23, 2016, the Company took delivery of Umnenga, a 66,895 dwt double hull bunkering tanker built in 1993 to deploy in its service station in South Africa. The vessel was purchased from an unaffiliated third-party seller with a total cost of $8,667.

On May 1, 2015, the newly-constructed non-self-propelled barge, PT40, with a total cost of $7,294, became operational in the Company's service center in Vancouver.

On March 16, 2015, the Company completed the disposal and delivered the single hull bunkering tanker Tapuit to an unaffiliated third-party purchaser for an aggregate price of $49. The loss on the disposal of $130 was calculated as the net sales price less the carrying value of the vessel of $179. This loss is included under the loss on sale of vessels, net in the consolidated statements of income.

As of December 31, 2016, all of the Company's operational vessels except for the Mediterranean, Aegean Rose, Aegean Breeze I, Aegean Tiffany, PT22, PT40, Willem Sr., Florida, Aegean Orion and Colorado, having total carrying value of $323,331, were mortgaged under the Company's various debt agreements.